Consolidated Statements of Cash Flows - DIAMIR BIOSCIENCES CORP. - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Cash flows from operating activities:
Net loss	$ (743,235)	$ (614,405)
Reconciliation of net loss to net cash used in operating activities:
Depreciation expense	20,828	20,052
Stock compensation	24,312	194,846
Deferred offering costs expensed	150,526
Noncash lease expense	(1,830)	(8,450)
Operating lease liabilities	1,867	7,115
Amortization of note discount	43,538	25,367
Increase (decrease) in cash resulting from changes in operating assets and liabilities
Accounts receivable	89,281	(89,281)
Prepaid expenses	(77,036)	(89,334)
Accounts payable and accrued expenses	83,210	108,997
Accrued interest	34,634	23,232
Deferred revenue	43,982
Income taxes payable	16,483	112,947
Net cash used in provided by operating activities	(313,440)	(308,914)
Cash flows from investing activities:
Purchases of fixed assets		(1,278)
Net cash used in investing activities		(1,278)
Cash flows from financing activities:
Proceeds from notes payable to founder	300,000	200,000
Net cash provided by financing activities	300,000	200,000
Net decrease in cash	(13,440)	(110,192)
Cash and cash equivalents at beginning of the year	70,276	180,468
Cash and cash equivalents at end of the year	56,836	70,276
Non-cash investing and financing activities:
Discounts on note payable to founder	34,692	35,063
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes	$ 1,456	$ 1,456